Report Of The Directors Financial Review Risk Report - HSBC Holdings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 41,739	$ 49,711
HSBC Holdings
Disclosure of offsetting of financial assets [line items]
Percentage of credit risk exposure being neither past due nor impaired	100.00%	100.00%
HSBC Holdings | Derivatives
Disclosure of offsetting of financial assets [line items]
Amounts offset	$ 100	$ 1,500